Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds IV
Entity Central Index Key	0000912036
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000003009 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Montrusco Bolton Large Cap Growth Fund
Class Name	Class N
Trading Symbol	MCGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Montrusco Bolton Large Cap Growth Fund (Class N/MCGFX)	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Market Overview
•    U.S. stocks performed well during an election year amidst strong job growth and moderating inflation. This occurred despite a tense geopolitical environment and a relatively tight U.S. Federal Reserve monetary policy stance which slightly shifted to an easing monetary policy with a 0.50% interest rate cut in the third quarter.
Performance review
•    For the 12 months ended October 31, 2024, the Fund’s Class N shares generated a return of 29.13%, compared to the S&P 500® Index which generated a return of 38.02%. The underperformance came predominantly from stock selection.
Top Contributors and Detractors
•    The top contributing sectors to the Fund’s relative performance included health care and communication services.
•    The top detracting sectors included consumer discretionary, financials, and information technology.
•    The top three contributors to the Fund’s return were NVIDIA, Meta, and Charles River Laboratories. NVIDIA continued its dominance in the artificial intelligence (AI) and GPU (graphics processing unit) markets while Meta’s success can be attributed to its significant investments in AI, its pivot towards the metaverse and augmented reality technologies. Charles River delivered strong performance due to its central role in the biotech and pharmaceutical industries. The Fund exited its position in Charles River Laboratories during the period.
•    The top three detractors were Five Below, Adobe, and Lululemon®. Five Below faced numerous challenges that included: rising inflation, which put pressure on consumer spending and increased supply chain and labor costs, which impacted profitability. The Fund exited its position in Five Below. Adobe struggled because of shifts in demand and increasing competition in the creative software and digital marketing space while Lululemon faced a mix of economic pressures and changing consumer behaviors, which impacted demand for its premium athletic apparel.
Positioning
•    The Fund’s top ten holdings at the end of October 2024 represented 67.3% of the Fund’s net assets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	29.13%	13.89%	11.90%
S&P 500® Index	38.02%	15.27%	13.00%
S&P 500® Growth Index	43.67%	17.01%	14.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 208,325,570
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 899,126
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$208,325,570
Total number of portfolio holdings	27
Net advisory fees paid	$899,126
Portfolio turnover rate as of the end of the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.3%
Microsoft Corp.	9.2%
Adobe, Inc.	8.9%
Alphabet, Inc., Class A	8.3%
Amazon.com, Inc.	4.8%
Texas Instruments, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Workday, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.6%
Top Ten as a Group	67.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.3%
Microsoft Corp.	9.2%
Adobe, Inc.	8.9%
Alphabet, Inc., Class A	8.3%
Amazon.com, Inc.	4.8%
Texas Instruments, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Workday, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.6%
Top Ten as a Group	67.3%

C000003010 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Montrusco Bolton Large Cap Growth Fund
Class Name	Class I
Trading Symbol	MCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Montrusco Bolton Large Cap Growth Fund (Class I/MCGIX)	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Market Overview
•    U.S. stocks performed well during an election year amidst strong job growth and moderating inflation. This occurred despite a tense geopolitical environment and a relatively tight U.S. Federal Reserve monetary policy stance which slightly shifted to an easing monetary policy with a 0.50% interest rate cut in the third quarter.
Performance review
•    For the 12 months ended October 31, 2024, the Fund’s Class I shares generated a return of 29.43%, compared to the S&P 500® Index which generated a return of 38.02%. The underperformance came predominantly from stock selection.
Top Contributors and Detractors
•    The top contributing sectors to the Fund’s relative performance included health care and communication services.
•    The top detracting sectors included consumer discretionary, financials, and information technology.
•    The top three contributors to the Fund’s return were NVIDIA, Meta, and Charles River Laboratories. NVIDIA continued its dominance in the artificial intelligence (AI) and GPU (graphics processing unit) markets while Meta’s success can be attributed to its significant investments in AI, its pivot towards the metaverse and augmented reality technologies. Charles River delivered strong performance due to its central role in the biotech and pharmaceutical industries. The Fund exited its position in Charles River Laboratories during the period.
•    The top three detractors were Five Below, Adobe, and Lululemon®. Five Below faced numerous challenges that included: rising inflation, which put pressure on consumer spending and increased supply chain and labor costs, which impacted profitability. The Fund exited its position in Five Below. Adobe struggled because of shifts in demand and increasing competition in the creative software and digital marketing space while Lululemon faced a mix of economic pressures and changing consumer behaviors, which impacted demand for its premium athletic apparel.
Positioning
•    The Fund’s top ten holdings at the end of October 2024 represented 67.3% of the Fund’s net assets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	29.43%	14.10%	12.12%
S&P 500® Index	38.02%	15.27%	13.00%
S&P 500® Growth Index	43.67%	17.01%	14.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 208,325,570
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 899,126
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$208,325,570
Total number of portfolio holdings	27
Net advisory fees paid	$899,126
Portfolio turnover rate as of the end of the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.3%
Microsoft Corp.	9.2%
Adobe, Inc.	8.9%
Alphabet, Inc., Class A	8.3%
Amazon.com, Inc.	4.8%
Texas Instruments, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Workday, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.6%
Top Ten as a Group	67.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	9.6%
NVIDIA Corp.	9.3%
Microsoft Corp.	9.2%
Adobe, Inc.	8.9%
Alphabet, Inc., Class A	8.3%
Amazon.com, Inc.	4.8%
Texas Instruments, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Workday, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.6%
Top Ten as a Group	67.3%

C000003029 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class N
Trading Symbol	CHTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class N/CHTTX)	$127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 28.92% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Both sector allocation and stock selection had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were financials and utilities. Both sectors benefited from positive stock selection and an overweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy, Apollo Global Management, and Brookfield Asset Management. The Fund exited its position in Apollo Global Management during the period.
•    The sectors with the lowest contribution to relative return were information technology and consumer discretionary. Information technology suffered from lack of exposure. Consumer discretionary suffered from negative stock selection and an overweight allocation.
•    The holdings with the lowest contribution to active return were LKQ, Valaris Limited, and Centene. The Fund exited its position in Valaris Limited during the period.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in three sectors and meaningfully underweight (greater than -5%) in two. The largest overweight allocations were industrials and consumer discretionary. The largest underweight allocations were information technology and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	28.92%	12.45%	7.41%
S&P 500® Index	38.02%	15.27%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 337,940,393
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,803,356
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$337,940,393
Total number of portfolio holdings	46
Net advisory fees paid	$1,803,356
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
iShares Russell Mid-Cap Value ETF	5.4%
Fairfax Financial Holdings, Ltd. (Canada)	4.6%
Willis Towers Watson PLC (United Kingdom)	4.5%
Talen Energy Corp.	4.2%
Lululemon Athletica, Inc. (Canada)	3.9%
Lithia Motors, Inc.	3.9%
Labcorp Holdings, Inc.	3.5%
BJ's Wholesale Club Holdings, Inc.	3.5%
The Kroger Co.	3.2%
Expedia Group, Inc.	2.6%
Top Ten as a Group	39.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
iShares Russell Mid-Cap Value ETF	5.4%
Fairfax Financial Holdings, Ltd. (Canada)	4.6%
Willis Towers Watson PLC (United Kingdom)	4.5%
Talen Energy Corp.	4.2%
Lululemon Athletica, Inc. (Canada)	3.9%
Lithia Motors, Inc.	3.9%
Labcorp Holdings, Inc.	3.5%
BJ's Wholesale Club Holdings, Inc.	3.5%
The Kroger Co.	3.2%
Expedia Group, Inc.	2.6%
Top Ten as a Group	39.3%

C000003030 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class I
Trading Symbol	ABMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class I/ABMIX)	$93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 29.27% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Both sector allocation and stock selection had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were financials and utilities. Both sectors benefited from positive stock selection and an overweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy, Apollo Global Management, and Brookfield Asset Management. The Fund exited its position in Apollo Global Management during the period.
•    The sectors with the lowest contribution to relative return were information technology and consumer discretionary. Information technology suffered from lack of exposure. Consumer discretionary suffered from negative stock selection and an overweight allocation.
•    The holdings with the lowest contribution to active return were LKQ, Valaris Limited, and Centene. The Fund exited its position in Valaris Limited during the period.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in three sectors and meaningfully underweight (greater than -5%) in two. The largest overweight allocations were industrials and consumer discretionary. The largest underweight allocations were information technology and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	29.27%	12.77%	7.70%
S&P 500® Index	38.02%	15.27%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 337,940,393
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,803,356
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$337,940,393
Total number of portfolio holdings	46
Net advisory fees paid	$1,803,356
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
iShares Russell Mid-Cap Value ETF	5.4%
Fairfax Financial Holdings, Ltd. (Canada)	4.6%
Willis Towers Watson PLC (United Kingdom)	4.5%
Talen Energy Corp.	4.2%
Lululemon Athletica, Inc. (Canada)	3.9%
Lithia Motors, Inc.	3.9%
Labcorp Holdings, Inc.	3.5%
BJ's Wholesale Club Holdings, Inc.	3.5%
The Kroger Co.	3.2%
Expedia Group, Inc.	2.6%
Top Ten as a Group	39.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
iShares Russell Mid-Cap Value ETF	5.4%
Fairfax Financial Holdings, Ltd. (Canada)	4.6%
Willis Towers Watson PLC (United Kingdom)	4.5%
Talen Energy Corp.	4.2%
Lululemon Athletica, Inc. (Canada)	3.9%
Lithia Motors, Inc.	3.9%
Labcorp Holdings, Inc.	3.5%
BJ's Wholesale Club Holdings, Inc.	3.5%
The Kroger Co.	3.2%
Expedia Group, Inc.	2.6%
Top Ten as a Group	39.3%

C000194566 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class Z
Trading Symbol	ABIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class Z/ABIZX)	$87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 29.37% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Both sector allocation and stock selection had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were financials and utilities. Both sectors benefited from positive stock selection and an overweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy, Apollo Global Management, and Brookfield Asset Management. The Fund exited its position in Apollo Global Management during the period.
•    The sectors with the lowest contribution to relative return were information technology and consumer discretionary. Information technology suffered from lack of exposure. Consumer discretionary suffered from negative stock selection and an overweight allocation.
•    The holdings with the lowest contribution to active return were LKQ, Valaris Limited, and Centene. The Fund exited its position in Valaris Limited during the period.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in three sectors and meaningfully underweight (greater than -5%) in two. The largest overweight allocations were industrials and consumer discretionary. The largest underweight allocations were information technology and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	29.37%	12.83%	8.03%
S&P 500® Index	38.02%	15.27%	14.16%
Russell Midcap® Value Index	34.03%	9.93%	8.52%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 337,940,393
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,803,356
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$337,940,393
Total number of portfolio holdings	46
Net advisory fees paid	$1,803,356
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
iShares Russell Mid-Cap Value ETF	5.4%
Fairfax Financial Holdings, Ltd. (Canada)	4.6%
Willis Towers Watson PLC (United Kingdom)	4.5%
Talen Energy Corp.	4.2%
Lululemon Athletica, Inc. (Canada)	3.9%
Lithia Motors, Inc.	3.9%
Labcorp Holdings, Inc.	3.5%
BJ's Wholesale Club Holdings, Inc.	3.5%
The Kroger Co.	3.2%
Expedia Group, Inc.	2.6%
Top Ten as a Group	39.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
iShares Russell Mid-Cap Value ETF	5.4%
Fairfax Financial Holdings, Ltd. (Canada)	4.6%
Willis Towers Watson PLC (United Kingdom)	4.5%
Talen Energy Corp.	4.2%
Lululemon Athletica, Inc. (Canada)	3.9%
Lithia Motors, Inc.	3.9%
Labcorp Holdings, Inc.	3.5%
BJ's Wholesale Club Holdings, Inc.	3.5%
The Kroger Co.	3.2%
Expedia Group, Inc.	2.6%
Top Ten as a Group	39.3%

C000003037 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class N
Trading Symbol	ARDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class N/ARDEX)	$112	0.97%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 31.94% for the fiscal year ended October 31, 2024.
•    As of October 31, 2024, the dividend yield of the Fund was 3.01%, which is more than double the 1.31% yield of the S&P 500® Index.
Relative Performance
•    The Fund underperformed the S&P 500® Index, which returned 38.02% for the period due to the Fund’s focus on value and high yielding stocks. The benchmark is heavily weighted to growth stocks, which have outperformed value during the year.
Top Contributors and Detractors
•    Both sector allocation and stock selection had a negative impact on relative results.
•    Utilities and energy were the top performing sectors in the Fund on a relative basis whereas communications services and industrials were the largest relative detractors.
•    The positions with the highest contribution to relative return were Vistra, Corning, and Oracle.
•    The positions with the lowest contribution to relative return were United Parcel Service, Comcast, and AES.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in three sectors (energy, consumer staples, and utilities) and meaningfully underweight (greater than -5%) in two: information technology and consumer discretionary. The Fund also has no exposure to the materials sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	31.94%	7.64%	7.21%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 3000® Value Index	31.02%	10.04%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 85,304,165
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 519,687
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$85,304,165
Total number of portfolio holdings	57
Net advisory fees paid	$519,687
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Oracle Corp.	4.6%
The Williams Cos., Inc.	4.3%
Kinder Morgan, Inc.	3.8%
The Progressive Corp.	3.6%
The PNC Financial Services Group, Inc.	3.2%
Comcast Corp., Class A	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Corning, Inc.	3.1%
Cogent Communications Holdings, Inc.	3.1%
American Tower Corp., REIT	2.7%
Top Ten as a Group	34.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	4.6%
The Williams Cos., Inc.	4.3%
Kinder Morgan, Inc.	3.8%
The Progressive Corp.	3.6%
The PNC Financial Services Group, Inc.	3.2%
Comcast Corp., Class A	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Corning, Inc.	3.1%
Cogent Communications Holdings, Inc.	3.1%
American Tower Corp., REIT	2.7%
Top Ten as a Group	34.7%

C000050291 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class I
Trading Symbol	ARIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class I/ARIDX)	$84	0.72%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 32.19% for the fiscal year ended October 31, 2024.
•    As of October 31, 2024, the dividend yield of the Fund was 3.01%, which is more than double the 1.31% yield of the S&P 500® Index.
Relative Performance
•    The Fund underperformed the S&P 500® Index, which returned 38.02% for the period due to the Fund’s focus on value and high yielding stocks. The benchmark is heavily weighted to growth stocks, which have outperformed value during the year.
Top Contributors and Detractors
•    Both sector allocation and stock selection had a negative impact on relative results.
•    Utilities and energy were the top performing sectors in the Fund on a relative basis whereas communications services and industrials were the largest relative detractors.
•    The positions with the highest contribution to relative return were Vistra, Corning, and Oracle.
•    The positions with the lowest contribution to relative return were United Parcel Service, Comcast, and AES.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in three sectors (energy, consumer staples, and utilities) and meaningfully underweight (greater than -5%) in two: information technology and consumer discretionary. The Fund also has no exposure to the materials sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	32.19%	7.91%	7.48%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 3000® Value Index	31.02%	10.04%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 85,304,165
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 519,687
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$85,304,165
Total number of portfolio holdings	57
Net advisory fees paid	$519,687
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Oracle Corp.	4.6%
The Williams Cos., Inc.	4.3%
Kinder Morgan, Inc.	3.8%
The Progressive Corp.	3.6%
The PNC Financial Services Group, Inc.	3.2%
Comcast Corp., Class A	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Corning, Inc.	3.1%
Cogent Communications Holdings, Inc.	3.1%
American Tower Corp., REIT	2.7%
Top Ten as a Group	34.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	4.6%
The Williams Cos., Inc.	4.3%
Kinder Morgan, Inc.	3.8%
The Progressive Corp.	3.6%
The PNC Financial Services Group, Inc.	3.2%
Comcast Corp., Class A	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Corning, Inc.	3.1%
Cogent Communications Holdings, Inc.	3.1%
American Tower Corp., REIT	2.7%
Top Ten as a Group	34.7%

C000194567 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class Z
Trading Symbol	ARZDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class Z/ARZDX)	$79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 32.37% for the fiscal year ended October 31, 2024.
•    As of October 31, 2024, the dividend yield of the Fund was 3.01%, which is more than double the 1.31% yield of the S&P 500® Index.
Relative Performance
•    The Fund underperformed the S&P 500® Index, which returned 38.02% for the period due to the Fund’s focus on value and high yielding stocks. The benchmark is heavily weighted to growth stocks, which have outperformed value during the year.
Top Contributors and Detractors
•    Both sector allocation and stock selection had a negative impact on relative results.
•    Utilities and energy were the top performing sectors in the Fund on a relative basis whereas communications services and industrials were the largest relative detractors.
•    The positions with the highest contribution to relative return were Vistra, Corning, and Oracle.
•    The positions with the lowest contribution to relative return were United Parcel Service, Comcast, and AES.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in three sectors (energy, consumer staples, and utilities) and meaningfully underweight (greater than -5%) in two: information technology and consumer discretionary. The Fund also has no exposure to the materials sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	32.37%	7.98%	7.49%
S&P 500® Index	38.02%	15.27%	14.16%
Russell 3000® Value Index	31.02%	10.04%	9.05%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 85,304,165
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 519,687
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$85,304,165
Total number of portfolio holdings	57
Net advisory fees paid	$519,687
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Oracle Corp.	4.6%
The Williams Cos., Inc.	4.3%
Kinder Morgan, Inc.	3.8%
The Progressive Corp.	3.6%
The PNC Financial Services Group, Inc.	3.2%
Comcast Corp., Class A	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Corning, Inc.	3.1%
Cogent Communications Holdings, Inc.	3.1%
American Tower Corp., REIT	2.7%
Top Ten as a Group	34.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	4.6%
The Williams Cos., Inc.	4.3%
Kinder Morgan, Inc.	3.8%
The Progressive Corp.	3.6%
The PNC Financial Services Group, Inc.	3.2%
Comcast Corp., Class A	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
Corning, Inc.	3.1%
Cogent Communications Holdings, Inc.	3.1%
American Tower Corp., REIT	2.7%
Top Ten as a Group	34.7%

C000003038 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class N
Trading Symbol	ARSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class N/ARSVX)	$150	1.37%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 18.69% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities and real estate. Utilities benefited from positive stock selection and an overweight allocation. Real estate benefited from positive stock selection and an underweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy, Argan, and ACI Worldwide.
•    The sectors with the lowest contribution to relative return were industrials and information technology. Industrials suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Atkore, Air Transport Services, and Delek.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in two sectors and meaningfully underweight (greater than -5%) in three. The largest overweight allocations were industrials and utilities. The largest underweight allocations were information technology and health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	18.69%	8.69%	9.45%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,085,780,399
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 8,114,815
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$1,085,780,399
Total number of portfolio holdings	63
Net advisory fees paid	$8,114,815
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.1%
McGrath RentCorp	3.6%
Talen Energy Corp.	3.3%
Murphy USA, Inc.	3.0%
UniFirst Corp.	2.9%
Summit Materials, Inc., Class A	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
CoreCivic, Inc.	2.4%
The GEO Group Inc.	2.4%
Genworth Financial, Inc., Class A	2.3%
Top Ten as a Group	29.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.1%
McGrath RentCorp	3.6%
Talen Energy Corp.	3.3%
Murphy USA, Inc.	3.0%
UniFirst Corp.	2.9%
Summit Materials, Inc., Class A	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
CoreCivic, Inc.	2.4%
The GEO Group Inc.	2.4%
Genworth Financial, Inc., Class A	2.3%
Top Ten as a Group	29.6%

C000040086 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class I
Trading Symbol	ARSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class I/ARSIX)	$122	1.11%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 19.02% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities and real estate. Utilities benefited from positive stock selection and an overweight allocation. Real estate benefited from positive stock selection and an underweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy, Argan, and ACI Worldwide.
•    The sectors with the lowest contribution to relative return were industrials and information technology. Industrials suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Atkore, Air Transport Services, and Delek.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in two sectors and meaningfully underweight (greater than -5%) in three. The largest overweight allocations were industrials and utilities. The largest underweight allocations were information technology and health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	19.02%	8.96%	9.73%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,085,780,399
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 8,114,815
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$1,085,780,399
Total number of portfolio holdings	63
Net advisory fees paid	$8,114,815
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.1%
McGrath RentCorp	3.6%
Talen Energy Corp.	3.3%
Murphy USA, Inc.	3.0%
UniFirst Corp.	2.9%
Summit Materials, Inc., Class A	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
CoreCivic, Inc.	2.4%
The GEO Group Inc.	2.4%
Genworth Financial, Inc., Class A	2.3%
Top Ten as a Group	29.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.1%
McGrath RentCorp	3.6%
Talen Energy Corp.	3.3%
Murphy USA, Inc.	3.0%
UniFirst Corp.	2.9%
Summit Materials, Inc., Class A	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
CoreCivic, Inc.	2.4%
The GEO Group Inc.	2.4%
Genworth Financial, Inc., Class A	2.3%
Top Ten as a Group	29.6%

C000194568 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class Z
Trading Symbol	ARZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class Z/ARZMX)	$112	1.02%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 19.07% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities and real estate. Utilities benefited from positive stock selection and an overweight allocation. Real estate benefited from positive stock selection and an underweight allocation.
•    The holdings with the highest contribution to active return were Talen Energy, Argan, and ACI Worldwide.
•    The sectors with the lowest contribution to relative return were industrials and information technology. Industrials suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from an underweight allocation and negative stock selection.
•    The holdings with the lowest contribution to active return were Atkore, Air Transport Services, and Delek.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in two sectors and meaningfully underweight (greater than -5%) in three. The largest overweight allocations were industrials and utilities. The largest underweight allocations were information technology and health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	19.07%	9.07%	8.78%
S&P 500® Index	38.02%	15.27%	14.16%
Russell 2000® Value Index	31.77%	8.42%	6.28%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,085,780,399
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 8,114,815
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$1,085,780,399
Total number of portfolio holdings	63
Net advisory fees paid	$8,114,815
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
White Mountains Insurance Group, Ltd.	4.1%
McGrath RentCorp	3.6%
Talen Energy Corp.	3.3%
Murphy USA, Inc.	3.0%
UniFirst Corp.	2.9%
Summit Materials, Inc., Class A	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
CoreCivic, Inc.	2.4%
The GEO Group Inc.	2.4%
Genworth Financial, Inc., Class A	2.3%
Top Ten as a Group	29.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.1%
McGrath RentCorp	3.6%
Talen Energy Corp.	3.3%
Murphy USA, Inc.	3.0%
UniFirst Corp.	2.9%
Summit Materials, Inc., Class A	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
CoreCivic, Inc.	2.4%
The GEO Group Inc.	2.4%
Genworth Financial, Inc., Class A	2.3%
Top Ten as a Group	29.6%

C000046749 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class N
Trading Symbol	ARSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class N/ARSMX)	$143	1.29%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 21.83% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities and real estate. Utilities benefited from positive stock selection and an overweight allocation. Real estate benefited from positive stock selection and an underweight allocation.
•    The holdings with the highest contribution to active return were Vistra, Talen Energy, and ACI Worldwide. The Fund exited its position in Vistra during the period.
•    The sectors with the lowest contribution to relative return were industrials and financials. Both sectors suffered from negative stock selection, partially offset by overweight allocations.
•    The holdings with the lowest contribution to active return were LKQ, Atkore, and Air Transport Services.
Positioning Update
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in two sectors and meaningfully underweight (greater than -5%) in three sectors. The largest overweight allocations were industrials and utilities. The largest underweight allocations were Information technology and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	21.83%	8.67%	9.89%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2500® Value Index	32.42%	9.39%	7.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 319,835,913
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,250,580
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$319,835,913
Total number of portfolio holdings	72
Net advisory fees paid	$2,250,580
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	3.8%
White Mountains Insurance Group, Ltd.	3.6%
Murphy USA, Inc.	3.2%
McGrath RentCorp	3.2%
Talen Energy Corp.	3.0%
Lithia Motors, Inc.	2.8%
UniFirst Corp.	2.8%
TD SYNNEX Corp.	2.5%
WEX, Inc.	2.4%
LKQ Corp.	2.2%
Top Ten as a Group	29.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	3.8%
White Mountains Insurance Group, Ltd.	3.6%
Murphy USA, Inc.	3.2%
McGrath RentCorp	3.2%
Talen Energy Corp.	3.0%
Lithia Motors, Inc.	2.8%
UniFirst Corp.	2.8%
TD SYNNEX Corp.	2.5%
WEX, Inc.	2.4%
LKQ Corp.	2.2%
Top Ten as a Group	29.5%

C000050292 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	ARIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class I/ARIMX)	$114	1.03%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 21.97% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities and real estate. Utilities benefited from positive stock selection and an overweight allocation. Real estate benefited from positive stock selection and an underweight allocation.
•    The holdings with the highest contribution to active return were Vistra, Talen Energy, and ACI Worldwide. The Fund exited its position in Vistra during the period.
•    The sectors with the lowest contribution to relative return were industrials and financials. Both sectors suffered from negative stock selection, partially offset by overweight allocations.
•    The holdings with the lowest contribution to active return were LKQ, Atkore, and Air Transport Services.
Positioning Update
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in two sectors and meaningfully underweight (greater than -5%) in three sectors. The largest overweight allocations were industrials and utilities. The largest underweight allocations were Information technology and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	21.97%	8.93%	10.15%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2500® Value Index	32.42%	9.39%	7.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 319,835,913
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,250,580
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$319,835,913
Total number of portfolio holdings	72
Net advisory fees paid	$2,250,580
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	3.8%
White Mountains Insurance Group, Ltd.	3.6%
Murphy USA, Inc.	3.2%
McGrath RentCorp	3.2%
Talen Energy Corp.	3.0%
Lithia Motors, Inc.	2.8%
UniFirst Corp.	2.8%
TD SYNNEX Corp.	2.5%
WEX, Inc.	2.4%
LKQ Corp.	2.2%
Top Ten as a Group	29.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	3.8%
White Mountains Insurance Group, Ltd.	3.6%
Murphy USA, Inc.	3.2%
McGrath RentCorp	3.2%
Talen Energy Corp.	3.0%
Lithia Motors, Inc.	2.8%
UniFirst Corp.	2.8%
TD SYNNEX Corp.	2.5%
WEX, Inc.	2.4%
LKQ Corp.	2.2%
Top Ten as a Group	29.5%

C000194569 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class Z
Trading Symbol	ARSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class Z/ARSZX)	$109	0.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 22.13% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities and real estate. Utilities benefited from positive stock selection and an overweight allocation. Real estate benefited from positive stock selection and an underweight allocation.
•    The holdings with the highest contribution to active return were Vistra, Talen Energy, and ACI Worldwide. The Fund exited its position in Vistra during the period.
•    The sectors with the lowest contribution to relative return were industrials and financials. Both sectors suffered from negative stock selection, partially offset by overweight allocations.
•    The holdings with the lowest contribution to active return were LKQ, Atkore, and Air Transport Services.
Positioning Update
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in two sectors and meaningfully underweight (greater than -5%) in three sectors. The largest overweight allocations were industrials and utilities. The largest underweight allocations were Information technology and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	22.13%	9.00%	8.91%
S&P 500® Index	38.02%	15.27%	14.16%
Russell 2500® Value Index	32.42%	9.39%	7.56%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 319,835,913
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,250,580
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$319,835,913
Total number of portfolio holdings	72
Net advisory fees paid	$2,250,580
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	3.8%
White Mountains Insurance Group, Ltd.	3.6%
Murphy USA, Inc.	3.2%
McGrath RentCorp	3.2%
Talen Energy Corp.	3.0%
Lithia Motors, Inc.	2.8%
UniFirst Corp.	2.8%
TD SYNNEX Corp.	2.5%
WEX, Inc.	2.4%
LKQ Corp.	2.2%
Top Ten as a Group	29.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	3.8%
White Mountains Insurance Group, Ltd.	3.6%
Murphy USA, Inc.	3.2%
McGrath RentCorp	3.2%
Talen Energy Corp.	3.0%
Lithia Motors, Inc.	2.8%
UniFirst Corp.	2.8%
TD SYNNEX Corp.	2.5%
WEX, Inc.	2.4%
LKQ Corp.	2.2%
Top Ten as a Group	29.5%

C000092914 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	ACWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class N/ACWDX)	$115	1.01%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 28.36% for the fiscal year that ended October 31, 2024, underperforming the Russell 2500® Growth Index, which returned 34.21% for the period. The S&P 500® Index returned 38.02% for the period.
•    The economic backdrop was favorable for U.S. equities as economic growth remained resilient, inflation declined, the job market stayed healthy, and the U.S. Federal Reserve Board (the Fed) initiated a rate cutting cycle. Areas of concern centered on the weakness in manufacturing activity, the shift in consumer spending to value-driven purchasing, market concentration in a handful of mega-cap companies, and escalating global geopolitical tensions.
Top Contributors and Detractors
•    The health care sector was a leading contributor, led by biopharma holdings that announced favorable drug trials and excellent sales results.
•    Financials benefited from rising capital markets activity that lifted investment banking positions.
•   In materials, each of the Fund’s holdings delivered strong operating results in difficult market conditions.
•    Industrials was a detractor from relative performance, where soft-end market demand restrained the Fund’s holdings in the industrial machinery and distributors segments.
•    Consumer discretionary experienced a detraction from a position in specialty retail, which announced results that fell short of expectations.
•    In energy, the Fund’s holdings were pressured by a weak price environment for natural gas and oil.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	28.36%	12.48%	7.97%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2500® Growth Index	34.21%	9.14%	9.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 41,834,206
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 157,451
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$41,834,206
Total number of portfolio holdings	77
Net advisory fees paid	$157,451
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.5%
Texas Roadhouse, Inc.	2.2%
Tyler Technologies, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
ITT, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Burlington Stores, Inc.	1.9%
Entegris, Inc.	1.9%
Globant SA (Uruguay)	1.9%
Manhattan Associates, Inc.	1.8%
Top Ten as a Group	20.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.5%
Texas Roadhouse, Inc.	2.2%
Tyler Technologies, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
ITT, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Burlington Stores, Inc.	1.9%
Entegris, Inc.	1.9%
Globant SA (Uruguay)	1.9%
Manhattan Associates, Inc.	1.8%
Top Ten as a Group	20.2%

C000101741 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	ACWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class I/ACWIX)	$99	0.87%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 28.43% for the fiscal year that ended October 31, 2024, underperforming the Russell 2500® Growth Index, which returned 34.21% for the period. The S&P 500® Index returned 38.02% for the period.
•    The economic backdrop was favorable for U.S. equities as economic growth remained resilient, inflation declined, the job market stayed healthy, and the U.S. Federal Reserve Board (the Fed) initiated a rate cutting cycle. Areas of concern centered on the weakness in manufacturing activity, the shift in consumer spending to value-driven purchasing, market concentration in a handful of mega-cap companies, and escalating global geopolitical tensions.
Top Contributors and Detractors
•    The health care sector was a leading contributor, led by biopharma holdings that announced favorable drug trials and excellent sales results.
•    Financials benefited from rising capital markets activity that lifted investment banking positions.
•   In materials, each of the Fund’s holdings delivered strong operating results in difficult market conditions.
•    Industrials was a detractor from relative performance, where soft-end market demand restrained the Fund’s holdings in the industrial machinery and distributors segments.
•    Consumer discretionary experienced a detraction from a position in specialty retail, which announced results that fell short of expectations.
•    In energy, the Fund’s holdings were pressured by a weak price environment for natural gas and oil.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	28.43%	12.65%	8.17%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2500® Growth Index	34.21%	9.14%	9.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 41,834,206
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 157,451
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$41,834,206
Total number of portfolio holdings	77
Net advisory fees paid	$157,451
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.5%
Texas Roadhouse, Inc.	2.2%
Tyler Technologies, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
ITT, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Burlington Stores, Inc.	1.9%
Entegris, Inc.	1.9%
Globant SA (Uruguay)	1.9%
Manhattan Associates, Inc.	1.8%
Top Ten as a Group	20.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.5%
Texas Roadhouse, Inc.	2.2%
Tyler Technologies, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
ITT, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Burlington Stores, Inc.	1.9%
Entegris, Inc.	1.9%
Globant SA (Uruguay)	1.9%
Manhattan Associates, Inc.	1.8%
Top Ten as a Group	20.2%

C000230346 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	ACWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class Z/ACWZX)	$94	0.82%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 28.53% for the fiscal year that ended October 31, 2024, underperforming the Russell 2500® Growth Index, which returned 34.21% for the period. The S&P 500® Index returned 38.02% for the period.
•    The economic backdrop was favorable for U.S. equities as economic growth remained resilient, inflation declined, the job market stayed healthy, and the U.S. Federal Reserve Board (the Fed) initiated a rate cutting cycle. Areas of concern centered on the weakness in manufacturing activity, the shift in consumer spending to value-driven purchasing, market concentration in a handful of mega-cap companies, and escalating global geopolitical tensions.
Top Contributors and Detractors
•    The health care sector was a leading contributor, led by biopharma holdings that announced favorable drug trials and excellent sales results.
•    Financials benefited from rising capital markets activity that lifted investment banking positions.
•   In materials, each of the Fund’s holdings delivered strong operating results in difficult market conditions.
•    Industrials was a detractor from relative performance, where soft-end market demand restrained the Fund’s holdings in the industrial machinery and distributors segments.
•    Consumer discretionary experienced a detraction from a position in specialty retail, which announced results that fell short of expectations.
•    In energy, the Fund’s holdings were pressured by a weak price environment for natural gas and oil.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on August 31, 2021, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year period and the period from the class's inception through October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Class Z	28.53%	0.77%
S&P 500® Index	38.02%	9.28%
Russell 2500® Growth Index	34.21%	(1.99%)

Performance Inception Date	Aug. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 41,834,206
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 157,451
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$41,834,206
Total number of portfolio holdings	77
Net advisory fees paid	$157,451
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.5%
Texas Roadhouse, Inc.	2.2%
Tyler Technologies, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
ITT, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Burlington Stores, Inc.	1.9%
Entegris, Inc.	1.9%
Globant SA (Uruguay)	1.9%
Manhattan Associates, Inc.	1.8%
Top Ten as a Group	20.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.5%
Texas Roadhouse, Inc.	2.2%
Tyler Technologies, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
ITT, Inc.	1.9%
CACI International, Inc., Class A	1.9%
Burlington Stores, Inc.	1.9%
Entegris, Inc.	1.9%
Globant SA (Uruguay)	1.9%
Manhattan Associates, Inc.	1.8%
Top Ten as a Group	20.2%

C000102286 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Beutel Goodman Core Plus Bond Fund
Class Name	Class N
Trading Symbol	ADBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Beutel Goodman Core Plus Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Beutel Goodman Core Plus Bond Fund (Class N/ADBLX)	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares advanced by 10.97% for the fiscal year that ended October 31, 2024, led by strong performance in corporate bonds and the portfolio’s duration positioning.
•    The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% during the period.
Top Contributors and Detractors
•    At the beginning of the reporting period, interest rates were at their highest levels since the 1980s, but as inflation began to normalize, the U.S. Federal Reserve followed many of its global peers by reducing its policy rate.
•   Amid this backdrop, corporate security selection was the main contributor to performance for the Fund, while duration and curve positioning added value. Government security selection was also positive for performance.
•    In contrast, securitized security selection was the main detractor over the period.
Positioning Update
•    Given the uncertain investment landscape, we remain defensively positioned in the Fund. The Fund is overweight credit, but is focused on higher-rated securities in less cyclical sectors; we are ready to pivot if the economy slows and spreads move wider.
•    The higher-beta investment grade and high-yield credits in the Fund are concentrated in the front end of the curve in shorter maturities (one-to five-year terms to maturity). This has the effect of increasing the average yield of the Fund, while not materially increasing the credit risk due to the lower credit duration.
•    We expect interest rates will continue to fall, so we are watching for potential opportunities to increase our duration position. We also believe that the yield curve will continue to steepen.
•    The Fund is therefore positioned with an overweight in the mid part of the curve, which tends to perform best during steepening environments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	10.97%	(0.62%)	1.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 121,038,761
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 141,598
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$121,038,761
Total number of portfolio holdings	110
Net advisory fees paid	$141,598
Portfolio turnover rate as of the end of the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.500%, 11/15/33	9.4%
U.S. Treasury Bonds, 4.250%, 02/15/54	4.4%
U.S. Treasury Notes, 3.500%, 09/30/29	3.5%
FNMA, 2.140%, 10/01/29	3.5%
FNMA, 3.000%, 06/01/52	3.5%
U.S. Treasury Bonds, 3.000%, 08/15/52	2.8%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.8%
Bank of America Corp., 4.376%, 04/27/28	2.5%
FNMA, 2.260%, 01/01/30	2.4%
U.S. Treasury Notes, 3.500%, 02/15/33	2.2%
Top Ten as a Group	37.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.500%, 11/15/33	9.4%
U.S. Treasury Bonds, 4.250%, 02/15/54	4.4%
U.S. Treasury Notes, 3.500%, 09/30/29	3.5%
FNMA, 2.140%, 10/01/29	3.5%
FNMA, 3.000%, 06/01/52	3.5%
U.S. Treasury Bonds, 3.000%, 08/15/52	2.8%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.8%
Bank of America Corp., 4.376%, 04/27/28	2.5%
FNMA, 2.260%, 01/01/30	2.4%
U.S. Treasury Notes, 3.500%, 02/15/33	2.2%
Top Ten as a Group	37.0%

C000102287 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Beutel Goodman Core Plus Bond Fund
Class Name	Class I
Trading Symbol	ADLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Beutel Goodman Core Plus Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Beutel Goodman Core Plus Bond Fund (Class I/ADLIX)	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares advanced by 11.21% for the fiscal year that ended October 31, 2024, led by strong performance in corporate bonds and the portfolio’s duration positioning.
•    The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% during the period.
Top Contributors and Detractors
•    At the beginning of the reporting period, interest rates were at their highest levels since the 1980s, but as inflation began to normalize, the U.S. Federal Reserve followed many of its global peers by reducing its policy rate.
•   Amid this backdrop, corporate security selection was the main contributor to performance for the Fund, while duration and curve positioning added value. Government security selection was also positive for performance.
•    In contrast, securitized security selection was the main detractor over the period.
Positioning Update
•    Given the uncertain investment landscape, we remain defensively positioned in the Fund. The Fund is overweight credit, but is focused on higher-rated securities in less cyclical sectors; we are ready to pivot if the economy slows and spreads move wider.
•    The higher-beta investment grade and high-yield credits in the Fund are concentrated in the front end of the curve in shorter maturities (one-to five-year terms to maturity). This has the effect of increasing the average yield of the Fund, while not materially increasing the credit risk due to the lower credit duration.
•    We expect interest rates will continue to fall, so we are watching for potential opportunities to increase our duration position. We also believe that the yield curve will continue to steepen.
•    The Fund is therefore positioned with an overweight in the mid part of the curve, which tends to perform best during steepening environments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	11.21%	(0.42%)	1.45%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 121,038,761
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 141,598
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$121,038,761
Total number of portfolio holdings	110
Net advisory fees paid	$141,598
Portfolio turnover rate as of the end of the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.500%, 11/15/33	9.4%
U.S. Treasury Bonds, 4.250%, 02/15/54	4.4%
U.S. Treasury Notes, 3.500%, 09/30/29	3.5%
FNMA, 2.140%, 10/01/29	3.5%
FNMA, 3.000%, 06/01/52	3.5%
U.S. Treasury Bonds, 3.000%, 08/15/52	2.8%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.8%
Bank of America Corp., 4.376%, 04/27/28	2.5%
FNMA, 2.260%, 01/01/30	2.4%
U.S. Treasury Notes, 3.500%, 02/15/33	2.2%
Top Ten as a Group	37.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.500%, 11/15/33	9.4%
U.S. Treasury Bonds, 4.250%, 02/15/54	4.4%
U.S. Treasury Notes, 3.500%, 09/30/29	3.5%
FNMA, 2.140%, 10/01/29	3.5%
FNMA, 3.000%, 06/01/52	3.5%
U.S. Treasury Bonds, 3.000%, 08/15/52	2.8%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.8%
Bank of America Corp., 4.376%, 04/27/28	2.5%
FNMA, 2.260%, 01/01/30	2.4%
U.S. Treasury Notes, 3.500%, 02/15/33	2.2%
Top Ten as a Group	37.0%

C000194571 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Beutel Goodman Core Plus Bond Fund
Class Name	Class Z
Trading Symbol	ADZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Beutel Goodman Core Plus Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Beutel Goodman Core Plus Bond Fund (Class Z/ADZIX)	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares advanced by 11.25% for the fiscal year that ended October 31, 2024, led by strong performance in corporate bonds and the portfolio’s duration positioning.
•    The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% during the period.
Top Contributors and Detractors
•    At the beginning of the reporting period, interest rates were at their highest levels since the 1980s, but as inflation began to normalize, the U.S. Federal Reserve followed many of its global peers by reducing its policy rate.
•   Amid this backdrop, corporate security selection was the main contributor to performance for the Fund, while duration and curve positioning added value. Government security selection was also positive for performance.
•    In contrast, securitized security selection was the main detractor over the period.
Positioning Update
•    Given the uncertain investment landscape, we remain defensively positioned in the Fund. The Fund is overweight credit, but is focused on higher-rated securities in less cyclical sectors; we are ready to pivot if the economy slows and spreads move wider.
•    The higher-beta investment grade and high-yield credits in the Fund are concentrated in the front end of the curve in shorter maturities (one-to five-year terms to maturity). This has the effect of increasing the average yield of the Fund, while not materially increasing the credit risk due to the lower credit duration.
•    We expect interest rates will continue to fall, so we are watching for potential opportunities to increase our duration position. We also believe that the yield curve will continue to steepen.
•    The Fund is therefore positioned with an overweight in the mid part of the curve, which tends to perform best during steepening environments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	11.25%	(0.34%)	0.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.10%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 121,038,761
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 141,598
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$121,038,761
Total number of portfolio holdings	110
Net advisory fees paid	$141,598
Portfolio turnover rate as of the end of the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.500%, 11/15/33	9.4%
U.S. Treasury Bonds, 4.250%, 02/15/54	4.4%
U.S. Treasury Notes, 3.500%, 09/30/29	3.5%
FNMA, 2.140%, 10/01/29	3.5%
FNMA, 3.000%, 06/01/52	3.5%
U.S. Treasury Bonds, 3.000%, 08/15/52	2.8%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.8%
Bank of America Corp., 4.376%, 04/27/28	2.5%
FNMA, 2.260%, 01/01/30	2.4%
U.S. Treasury Notes, 3.500%, 02/15/33	2.2%
Top Ten as a Group	37.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.500%, 11/15/33	9.4%
U.S. Treasury Bonds, 4.250%, 02/15/54	4.4%
U.S. Treasury Notes, 3.500%, 09/30/29	3.5%
FNMA, 2.140%, 10/01/29	3.5%
FNMA, 3.000%, 06/01/52	3.5%
U.S. Treasury Bonds, 3.000%, 08/15/52	2.8%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.8%
Bank of America Corp., 4.376%, 04/27/28	2.5%
FNMA, 2.260%, 01/01/30	2.4%
U.S. Treasury Notes, 3.500%, 02/15/33	2.2%
Top Ten as a Group	37.0%

C000161968 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class N
Trading Symbol	ARRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class N/ARRFX)	$121	1.06%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 28.70% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
•    As an all-cap portfolio, the relative performance was impacted by the Fund’s positioning in mid-cap and small-cap stocks, which underperformed large-cap stocks. The benchmark is heavily weighted in large-cap stocks, which outperformed small- and mid-cap stocks during the year.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities and materials. Utilities benefited from positive stock selection and an overweight allocation. Materials benefited from positive stock selection, partially offset by an overweight allocation.
•    The holdings with the highest contribution to relative return were Talen Energy, CRH, and Expedia Group.
•    The sectors with the lowest contribution to relative return were financials and information technology. Financials suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from an underweight allocation, partially offset by positive stock selection.
•    The holdings with the lowest contribution to relative return were LKQ, Delek, and Patterson Companies. The Fund exited its position in Patterson Companies during the period.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in four sectors and meaningfully underweight (greater than -5%) in three. The largest overweight allocations were consumer discretionary and consumer staples. The largest underweight allocations were information technology and communication services.
•    From a market cap perspective, the Fund remains significantly underweight larger cap stocks (greater than $45B) and overweight smaller cap stocks (less than $10B) and mid cap stocks ($10B-$45B).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on November 02, 2015, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	28.70%	5.55%	8.44%
S&P 500® Index	38.02%	15.27%	13.75%
Russell 3000® Value Index	31.02%	10.04%	9.59%

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 49,054,320
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 192,000
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$49,054,320
Total number of portfolio holdings	33
Net advisory fees paid	$192,000
Portfolio turnover rate as of the end of the reporting period	86%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.6%
Berkshire Hathaway, Inc., Class B	6.0%
BJ's Wholesale Club Holdings, Inc.	5.0%
The Kroger Co.	4.9%
CRH PLC	4.5%
Papa John's International, Inc.	3.7%
Mid-America Apartment Communities, Inc., REIT	3.7%
Talen Energy Corp.	3.6%
Northwestern Energy Group, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.4%
Top Ten as a Group	44.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.6%
Berkshire Hathaway, Inc., Class B	6.0%
BJ's Wholesale Club Holdings, Inc.	5.0%
The Kroger Co.	4.9%
CRH PLC	4.5%
Papa John's International, Inc.	3.7%
Mid-America Apartment Communities, Inc., REIT	3.7%
Talen Energy Corp.	3.6%
Northwestern Energy Group, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.4%
Top Ten as a Group	44.8%

C000161967 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class I
Trading Symbol	AFAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class I/AFAVX)	$94	0.82%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 28.90% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
•    As an all-cap portfolio, the relative performance was impacted by the Fund’s positioning in mid-cap and small-cap stocks, which underperformed large-cap stocks. The benchmark is heavily weighted in large-cap stocks, which outperformed small- and mid-cap stocks during the year.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities and materials. Utilities benefited from positive stock selection and an overweight allocation. Materials benefited from positive stock selection, partially offset by an overweight allocation.
•    The holdings with the highest contribution to relative return were Talen Energy, CRH, and Expedia Group.
•    The sectors with the lowest contribution to relative return were financials and information technology. Financials suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from an underweight allocation, partially offset by positive stock selection.
•    The holdings with the lowest contribution to relative return were LKQ, Delek, and Patterson Companies. The Fund exited its position in Patterson Companies during the period.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in four sectors and meaningfully underweight (greater than -5%) in three. The largest overweight allocations were consumer discretionary and consumer staples. The largest underweight allocations were information technology and communication services.
•    From a market cap perspective, the Fund remains significantly underweight larger cap stocks (greater than $45B) and overweight smaller cap stocks (less than $10B) and mid cap stocks ($10B-$45B).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on November 02, 2015, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	28.90%	5.80%	8.70%
S&P 500® Index	38.02%	15.27%	13.75%
Russell 3000® Value Index	31.02%	10.04%	9.59%

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 49,054,320
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 192,000
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$49,054,320
Total number of portfolio holdings	33
Net advisory fees paid	$192,000
Portfolio turnover rate as of the end of the reporting period	86%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.6%
Berkshire Hathaway, Inc., Class B	6.0%
BJ's Wholesale Club Holdings, Inc.	5.0%
The Kroger Co.	4.9%
CRH PLC	4.5%
Papa John's International, Inc.	3.7%
Mid-America Apartment Communities, Inc., REIT	3.7%
Talen Energy Corp.	3.6%
Northwestern Energy Group, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.4%
Top Ten as a Group	44.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.6%
Berkshire Hathaway, Inc., Class B	6.0%
BJ's Wholesale Club Holdings, Inc.	5.0%
The Kroger Co.	4.9%
CRH PLC	4.5%
Papa John's International, Inc.	3.7%
Mid-America Apartment Communities, Inc., REIT	3.7%
Talen Energy Corp.	3.6%
Northwestern Energy Group, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.4%
Top Ten as a Group	44.8%

C000194575 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class Z
Trading Symbol	ARRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class Z/ARRZX)	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 29.04% for the fiscal year ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
•    As an all-cap portfolio, the relative performance was impacted by the Fund’s positioning in mid-cap and small-cap stocks, which underperformed large-cap stocks. The benchmark is heavily weighted in large-cap stocks, which outperformed small- and mid-cap stocks during the year.
Top Contributors and Detractors
•    Both stock selection and sector allocation had a negative impact on relative results.
•    The sectors with the highest contribution to relative return were utilities and materials. Utilities benefited from positive stock selection and an overweight allocation. Materials benefited from positive stock selection, partially offset by an overweight allocation.
•    The holdings with the highest contribution to relative return were Talen Energy, CRH, and Expedia Group.
•    The sectors with the lowest contribution to relative return were financials and information technology. Financials suffered from negative stock selection, partially offset by an overweight allocation. Information technology suffered from an underweight allocation, partially offset by positive stock selection.
•    The holdings with the lowest contribution to relative return were LKQ, Delek, and Patterson Companies. The Fund exited its position in Patterson Companies during the period.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in four sectors and meaningfully underweight (greater than -5%) in three. The largest overweight allocations were consumer discretionary and consumer staples. The largest underweight allocations were information technology and communication services.
•    From a market cap perspective, the Fund remains significantly underweight larger cap stocks (greater than $45B) and overweight smaller cap stocks (less than $10B) and mid cap stocks ($10B-$45B).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on September 29, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	29.04%	5.84%	7.08%
S&P 500® Index	38.02%	15.27%	14.16%
Russell 3000® Value Index	31.02%	10.04%	9.05%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 49,054,320
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 192,000
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$49,054,320
Total number of portfolio holdings	33
Net advisory fees paid	$192,000
Portfolio turnover rate as of the end of the reporting period	86%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.6%
Berkshire Hathaway, Inc., Class B	6.0%
BJ's Wholesale Club Holdings, Inc.	5.0%
The Kroger Co.	4.9%
CRH PLC	4.5%
Papa John's International, Inc.	3.7%
Mid-America Apartment Communities, Inc., REIT	3.7%
Talen Energy Corp.	3.6%
Northwestern Energy Group, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.4%
Top Ten as a Group	44.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.6%
Berkshire Hathaway, Inc., Class B	6.0%
BJ's Wholesale Club Holdings, Inc.	5.0%
The Kroger Co.	4.9%
CRH PLC	4.5%
Papa John's International, Inc.	3.7%
Mid-America Apartment Communities, Inc., REIT	3.7%
Talen Energy Corp.	3.6%
Northwestern Energy Group, Inc.	3.4%
SS&C Technologies Holdings, Inc.	3.4%
Top Ten as a Group	44.8%